Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	Jun. 01, 2014
C000051320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 14,207	$ 14,207	$ 14,207	$ 13,263	$ 13,389	$ 13,811	$ 12,735	$ 12,322	$ 11,578	$ 11,519	$ 10,644	$ 10,701	$ 10,000
Average Annual Return, Percent	5.20%	2.57%	3.57%
C000051320 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	6.20%	2.57%	3.57%
C000005175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 29,410	$ 29,410	$ 29,410	22,655	22,623	23,429	16,609	15,093	14,765	12,845	10,666	11,017	10,000
Average Annual Return, Percent	29.82%	14.27%	11.39%
C000005184 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 24,400	$ 24,400	$ 24,400	19,446	20,462	20,333	14,084	14,417	14,212	12,766	10,754	11,051	10,000
Average Annual Return, Percent	25.48%	11.10%	9.33%
C000005173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 28,372	$ 28,372	$ 28,372	21,794	21,721	22,602	16,101	14,705	14,457	12,640	10,556	10,961	10,000
Average Annual Return, Percent	28.21%	13.71%	10.99%
C000005173 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	29.21%	13.71%	10.99%
C000005174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 30,985	$ 30,985	$ 30,985	23,750	23,600	24,318	17,150	15,517	15,092	13,073	10,790	11,076	10,000
Average Annual Return, Percent	30.47%	14.83%	11.97%
C000005183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 22,353	$ 22,353	$ 22,353	17,860	18,843	18,916	13,229	13,682	13,621	12,363	10,519	10,928	10,000
Average Annual Return, Percent	23.21%	9.99%	8.38%
C000005183 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	24.21%	9.99%	8.38%
C000005185 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 23,162	$ 23,162	$ 23,162	18,553	19,619	19,591	13,641	14,029	13,901	12,550	10,631	10,988	10,000
Average Annual Return, Percent	24.84%	10.55%	8.76%
C000051319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 14,269	$ 14,269	$ 14,269	13,321	13,447	13,767	12,602	12,101	11,290	11,154	10,229	10,214	9,475
Average Annual Return, Percent	1.49%	2.24%	3.62%
C000051319 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	7.11%	3.35%	4.18%
C000051321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,443	$ 15,443	$ 15,443	14,386	14,479	14,792	13,511	12,944	12,047	11,861	10,862	10,810	10,000
Average Annual Return, Percent	7.35%	3.59%	4.44%
C000005181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 22,510	$ 22,510	$ 22,510	17,986	18,976	18,901	13,124	13,469	13,310	11,990	10,126	10,437	9,475
Average Annual Return, Percent	18.58%	9.63%	8.45%
C000005181 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	25.15%	10.82%	9.04%
C000198228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 31,070	$ 31,070	$ 31,070	23,803	23,655	24,360	17,175	15,523	15,101	13,073	10,790	11,076	10,000
Average Annual Return, Percent	30.53%	14.89%	12.00%
C000005171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 28,611	$ 28,611	$ 28,611	21,978	21,904	22,619	15,996	14,502	14,147	12,283	10,170	10,465	9,475
Average Annual Return, Percent	30.18%	14.56%	11.69%
C000005171 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	23.35%	13.33%	11.08%
C000198229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 24,472	$ 24,472	$ 24,472	19,501	20,509	20,368	14,098	14,424	14,212	12,766	10,754	11,051	10,000
Average Annual Return, Percent	25.49%	11.15%	9.36%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 22,848	$ 22,848	$ 22,848	18,772	19,666	19,485	13,495	13,720	13,524	12,494	10,897	10,903	10,000
Average Annual Return, Percent	21.71%	10.74%	8.61%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 32,178	$ 32,178	$ 32,178	25,138	24,537	25,220	17,678	15,709	15,182	13,249	11,278	11,191	10,000
Average Annual Return, Percent	28.01%	15.42%	12.40%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,574	$ 11,574	$ 11,574	$ 10,976	$ 10,640	$ 10,624	$ 10,613	$ 10,421	$ 10,191	$ 10,062	$ 10,018	$ 10,002	$ 10,000
Average Annual Return, Percent	5.45%	2.12%	1.47%